Subsequent Events (Details) - USD ($)						6 Months Ended		12 Months Ended
	Sep. 29, 2025	Jul. 29, 2025	Jul. 15, 2025	Dec. 12, 2024	Aug. 07, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Subsequent Events [Abstract]
Dividend paid on Series D Preferred Shares						$ 2,097,222	$ 1,250,000
Series D Preferred Shares [Member]
Subsequent Events [Abstract]
Preferred shares, dividend rate					5.00%	5.00%		5.00%
Related Party [Member] | Toro [Member] | Series D Preferred Shares [Member]
Subsequent Events [Abstract]
Preferred shares, stated amount (in dollars per share)					$ 1,000
Preferred shares, dividend rate				5.00%	5.00%
Q2-2025 Dividend [Member] | Series D Preferred Shares [Member]
Subsequent Events [Abstract]
Dividend payable, date to be paid						Jul. 15, 2025
Dividend payable, date declared						Jun. 27, 2025
Subsequent Event [Member]
Subsequent Events [Abstract]
Consecutive trading day period	5 days
Subsequent Event [Member] | M/V Magic Thunder [Member]
Subsequent Events [Abstract]
Financing amount		$ 14,600,000
Term of charter contract		5 years
Subsequent Event [Member] | Related Party [Member] | Toro [Member] | Series E Preferred Shares [Member]
Subsequent Events [Abstract]
Shares to be issued	60,000
Preferred shares, stated amount (in dollars per share)	$ 1,000
Total consideration	$ 60,000,000
Preferred shares, dividend rate	8.75%
Cash redemption percentage	100.00%
Subsequent Event [Member] | Related Party [Member] | Toro [Member] | Series E Preferred Shares [Member] | Minimum [Member]
Subsequent Events [Abstract]
Conversion price (in dollars per share)	$ 0.3
Subsequent Event [Member] | Q2-2025 Dividend [Member] | Related Party [Member] | Toro [Member] | Series D Preferred Shares [Member]
Subsequent Events [Abstract]
Dividend paid on Series D Preferred Shares			$ 1,250,000